Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Reverse loans		$ 41,330	$ 28,424
Accrued expenses		26,260	15,282
Servicer curtailment		21,635
Mandatory call obligation		20,169	20,919
Intangible assets		19,929	9,308
Unrecognized tax benefits		8,537	8,753
Share-based compensation		7,676	7,546
Deferred revenue		1,178	5,540
Capital loss carryforwards			22,922
Other		34,408	20,219
Total deferred tax assets		181,122	138,913
Valuation allowance		(7,453)	(30,712)	(29,899)	(5,101)
Total deferred tax assets, net of valuation allowance		173,669	108,201
Deferred tax liabilities
Net investment in residential loans		(53,715)	(54,231)
Discount on convertible notes		(27,969)	(32,384)
Goodwill		(35,080)	(20,434)
Intangible assets		(12,369)	(17,083)
Deferred debt issuance costs		(10,955)	(8,635)
Servicing rights		(143,087)	(8,003)
Other		(12,101)	(8,448)
Total deferred tax liabilities		(295,276)	(149,218)
Net deferred tax assets (liabilities)	$ (105,705)	$ (121,607)	$ (41,017)